Submission	May 02, 2025
Submission [Line Items]
Central Index Key	0000910631
Registrant Name	COCA COLA FEMSA SAB DE CV
Registration File Number	333-267425
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES